Consolidated Statements of Stockholders' Equity - USD ($)		Common Stock	Additional Paid in Capital	Accumulated Other Comprehensive Income (Loss)	Statutory Reserve Member [Member]	Retained Earnings [Member]	Noncontrolling Interest	Total
Balance at Dec. 31, 2018		$ 28,853	$ 39,310,178	$ (2,066,364)	$ 6,461,788	$ 58,333,136	$ 7,918,096	$ 109,985,687
Balance (In Shares) at Dec. 31, 2018	[1]	2,885,324
Foreign currency translation adjustment		$ 0	0	(5,524,579)	0	0	29,848	(5,494,731)
Net loss		0	0	0	(82,512)	(6,356,967)	(3,601,728)	(9,958,695)
Balance at Dec. 31, 2019		$ 28,853	39,310,178	(7,590,943)	6,379,276	52,058,681	4,346,216	94,532,261
Balance (In Shares) at Dec. 31, 2019	[1]	2,885,324
Issuance of common stock for private placement		$ 6,061	9,048,939	0	0	0	0	9,055,000
Issuance of common stock for private placement (in shares)	[1]	606,061
Exercise of 2017 warrants		$ 945	(713)	0	0	0	0	232
Exercise of 2017 warrants (in shares)	[1]	94,465
Issuance of common stock for service		$ 35	33,777	0	0	0	0	33,812
Issuance of common stock for service (in shares)	[1]	3,559
Foreign currency translation adjustment		$ 0	0	6,097,873	0	0	(205,562)	5,892,311
Appropriation of retained earnings to statutory reserve fund		0	0	0	58,230	(58,230)	0	0
Net loss		0	0	0	0	(6,520,420)	(3,501,808)	(10,022,228)
Balance at Dec. 31, 2020		$ 35,894	48,392,181	(1,493,070)	6,437,506	45,480,031	638,846	99,491,388
Balance (In Shares) at Dec. 31, 2020	[1]	3,589,409
Issuance of common stock for private placement		$ 26,501	19,336,205	0	0	0	0	19,362,706
Issuance of common stock for private placement (in shares)	[1]	2,650,051
Issuance of common stock for compensation		$ 1,600	1,838,400	0	0	0	0	1,840,000
Issuance of common stock for compensation (in Shares)	[1]	160,000
Foreign currency translation adjustment				2,564,219	0		(28,620)	2,535,599
Appropriation of retained earnings to statutory reserve fund		$ 0	0	0	437,108	(437,108)	0	0
Net loss		0	0		0	(8,358,129)	(2,334,853)	(10,692,982)
Balance at Dec. 31, 2021		$ 63,995	$ 69,566,786	$ 1,071,149	$ 6,874,614	$ 36,684,794	$ (1,724,627)	$ 112,536,711
Balance (In Shares) at Dec. 31, 2021	[1]	6,399,460

[1]	Retroactively restated for one-for-ten reverse split with effective date of February 25, 2022.